Property and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property and equipment
Schedule of Property and equipment

		Research
	Furniture	and
	and	manufacturing	Leasehold	Equipment
	fittings	equipment	improvements	under lease	Total
	$	$	$	$	$
Year ended December 31, 2020
Opening net book value	45	122	360	—	527
Additions	—	—	—	633	633
Foreign exchange	1	14	12	24	51
Depreciation	(34)	(136)	(59)	(123)	(352)
Closing net book value	12	—	313	534	859

At December 31, 2020
Cost	127	1,068	553	633	2,381
Accumulated depreciation	(115)	(1,068)	(240)	(99)	(1,522)
Net book value	12	—	313	534	859

Year ended December 31, 2021
Opening net book value	12	—	313	534	859
Additions	—	—	32	408	440
Foreign exchange	(2)	—	1	8	7
Depreciation	(10)	—	(60)	(448)	(518)
Closing net book value	—	—	286	502	788

At December 31, 2021
Cost	127	1,068	578	1,077	2,850
Accumulated depreciation	(127)	(1,068)	(292)	(575)	(2,062)
Net book value	—	—	286	502	788